LIABILITIES TO BANKS AND OTHERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-term liabilities	$ 139,223
Current Maturities	36,378
Liabilities to banks and others (Note 10)	102,845	$ 108,203	[1]
Liabillities To Banks One [Member]
Long-term liabilities	139,223
Current Maturities	36,378
Liabilities to banks and others (Note 10)	$ 102,845	$ 108,203
Debt Instrument, Linkage Basis	NIS - Unlinked
Liabillities To Banks One [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	2.64%
Liabillities To Banks One [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	5.85%

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).